Debt and Capital Lease Obligations (Senior Secured Credit Facility) - Additional Information (Detail) (USD $)	9 Months Ended		12 Months Ended					9 Months Ended					1 Months Ended						9 Months Ended	12 Months Ended				12 Months Ended					1 Months Ended						1 Months Ended			9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	1 Months Ended		9 Months Ended			9 Months Ended			9 Months Ended		9 Months Ended							12 Months Ended		12 Months Ended
	Sep. 29, 2012	Oct. 01, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Sep. 29, 2012 Original Term Loans	Sep. 29, 2012 Revolving Credit Facility	Sep. 29, 2012 Extended Term Loans	Sep. 29, 2012 New Term Loans	Dec. 31, 2011 Original Term Loans	Sep. 29, 2012 Revolving Credit Facility	Dec. 31, 2011 Revolving Credit Facility	Nov. 20, 2007 10.875% Senior Notes	Sep. 29, 2012 10.875% Senior Notes	Mar. 20, 2012 10.875% Senior Notes	Dec. 31, 2011 10.875% Senior Notes	Dec. 31, 2010 10.875% Senior Notes	Jan. 20, 2010 10.875% Senior Notes	Sep. 29, 2012 9.75% Senior Subordinated Notes	Dec. 31, 2011 9.75% Senior Subordinated Notes	Dec. 31, 2010 9.75% Senior Subordinated Notes	Oct. 30, 2010 9.75% Senior Subordinated Notes	Oct. 18, 2010 9.75% Senior Subordinated Notes	Dec. 31, 2011 8.75% Second Priority Senior Secured Notes	Sep. 29, 2012 8.75% Second Priority Senior Secured Notes	Jun. 30, 2012 8.75% Second Priority Senior Secured Notes	Mar. 20, 2012 8.75% Second Priority Senior Secured Notes	Sep. 29, 2012 Stepping Down At End Of Two Thousand And Sixteen Ratio	Mar. 30, 2012 Original Senior Secured Credit Facility Original Term Loans	Nov. 20, 2007 Original Senior Secured Credit Facility Original Term Loans	Nov. 20, 2007 Original Senior Secured Credit Facility Revolving Credit Facility	Nov. 20, 2007 Original Senior Secured Credit Facility Original Term Loans	Dec. 31, 2011 Original Senior Secured Credit Facility Original Term Loans	Dec. 31, 2010 Original Senior Secured Credit Facility Original Term Loans	Nov. 20, 2007 Original Senior Secured Credit Facility Revolving Credit Facility	Dec. 31, 2011 Original Senior Secured Credit Facility Revolving Credit Facility	Sep. 29, 2012 Original Senior Secured Credit Facility 8.75% Second Priority Senior Secured Notes	Sep. 29, 2012 Amended Senior Secured Credit Facility	Dec. 31, 2011 Amended Senior Secured Credit Facility	Sep. 29, 2012 Amended Senior Secured Credit Facility Domestic Subsidiaries	Dec. 31, 2011 Amended Senior Secured Credit Facility Domestic Subsidiaries	Sep. 29, 2012 Amended Senior Secured Credit Facility Foreign Subsidiaries	Dec. 31, 2011 Amended Senior Secured Credit Facility Foreign Subsidiaries	Mar. 20, 2012 Amended Senior Secured Credit Facility Original Term Loans	Mar. 30, 2012 Amended Senior Secured Credit Facility Original Term Loans	Sep. 29, 2012 Amended Senior Secured Credit Facility Original Term Loans	Sep. 29, 2012 Amended Senior Secured Credit Facility Revolving Credit Facility	Mar. 20, 2012 Amended Senior Secured Credit Facility Revolving Credit Facility	Sep. 29, 2012 Amended Senior Secured Credit Facility Extended Term Loans	Mar. 30, 2012 Amended Senior Secured Credit Facility Extended Term Loans	Mar. 20, 2012 Amended Senior Secured Credit Facility Extended Term Loans	Sep. 29, 2012 Amended Senior Secured Credit Facility Maximum	Sep. 29, 2012 Amended Senior Secured Credit Facility Maximum Original Term Loans	Sep. 29, 2012 Amended Senior Secured Credit Facility Minimum	Sep. 29, 2012 Amended Senior Secured Credit Facility Minimum Original Term Loans	Dec. 31, 2011 Amended Senior Secured Credit Facility Original Term Loans Maximum	Dec. 31, 2011 Amended Senior Secured Credit Facility Original Term Loans Maximum Scenario, Previously Reported	Jan. 31, 2010 Amended Senior Secured Credit Facility 10.875% Senior Notes	Sep. 29, 2012 Amended Senior Secured Credit Facility 10.875% Senior Notes Extended Term Loans	Mar. 20, 2012 Amended Senior Secured Credit Facility 8.75% Second Priority Senior Secured Notes	Dec. 31, 2011 Senior Secured Credit Facility	Dec. 31, 2011 Senior Secured Credit Facility Federal Funds Rate Plus	Dec. 31, 2011 Senior Secured Credit Facility Maximum	Dec. 31, 2011 Senior Secured Credit Facility Minimum	Dec. 31, 2011 Term Loan and Revolving Credit Facility Base Rate Borrowings	Dec. 31, 2011 Term Loan and Revolving Credit Facility Euro Borrowings	Sep. 29, 2012 Eurodollar Rate Plus Original Term Loans	Sep. 29, 2012 Eurodollar Rate Plus Revolving Credit Facility	Sep. 29, 2012 Base Rate Plus Original Term Loans	Sep. 29, 2012 Base Rate Plus Revolving Credit Facility
Debt Instrument [Line Items]
Senior Secured Credit Facility, face amount																														$ 1,065,000,000		$ 1,065,000,000
Senior Secured Credit Facility, maturity date													Nov. 15, 2014						Oct. 15, 2017	Oct. 15, 2017				Mar. 15, 2018						May 01, 2014	Nov. 01, 2013	May 01, 2014			Nov. 01, 2013
Issuance of term Loans, discount rate																														1.20%		1.20%												1.50%	1.00%
Senior secured credit facility, net proceeds	751,700,000	400,000,000	439,000,000	447,130,000	68,260,000																											1,052,400,000
Senior secured credit facility, unamortized discount																																12,600,000	4,400,000	6,000,000
Senior Secured Credit Facility, face amount																															100,000,000				100,000,000
Debt instrument, aggregate principal amount													575,000,000		230,000,000			100,000,000				300,000,000	300,000,000				230,000,000									100,000,000																						100,000,000
Debt instrument, stated percentage rate													10.875%	10.875%		10.875%	10.875%	10.875%	9.75%	9.75%	9.75%				8.75%	8.75%	8.75%																															10.875%	10.875%
Leverage ratio																																																					7.5		7.0	7.0	6.0
Market Values of credit facility							35,000,000			811,400,000		46,900,000		465,000,000		627,800,000			252,000,000	232,500,000					244,400,000													845,500,000
Revolving Credit Facility, Base Point																																																														0.50%			2.00%	3.00%	5.00%	4.75%	4.00%	3.75%
Weighted Average Interest Rate																																						5.74%																							3.30%
Commitment Fees Rate																																						0.50%	0.50%
Percentage of annual payments quarterly installments			1.00%					1.00%	1.00%
Percentage of prepay outstanding term loans of annual excess cash flow																																						50.00%														0.00%		25.00%							50.00%		25.00%	0.00%
Percentage of prepay outstanding term loans of non-ordinary course asset sales																																						100.00%																							100.00%
Annual amount from non-ordinary course asset sales																																						25,000,000																							25,000,000
Reinvestment right on-non ordinary course asset, percentage																																						100.00%																							100.00%
Percentage of cash proceeds from issuance of debt																																						100.00%																							100.00%
Senior Secured Credit Facility secured by pledges, capital stock																																						100.00%	100.00%	100.00%	100.00%	65.00%	65.00%
Leverage Ratio	4.25																											3.25										3.00																							3.06		3.25
Debt and Capital Lease Obligations	2,165,477,000		2,167,911,000	1,825,112,000							38,000,000			467,541,000		678,282,000	679,239,000		300,000,000	300,000,000	300,000,000												838,591,000	845,792,000		51,000,000	230,000,000																							230,000,000
Term loans outstanding																																																			564,700,000
Debt instrument maturity date, Maximum																																												Nov. 01, 2016		Aug. 15, 2014	Aug. 15, 2014
Debt instrument maturity date, Maximum																																												Aug. 15, 2014		Sep. 15, 2017			Mar. 14, 2017
Aggregate outstanding principal amount																																																	150,000,000	150,000,000	150,000,000
Issuance of term loans																																												350,000,000	105,000,000	350,000,000
Replaced Revolving Credit Facility																																																100,000,000
Repayment of term Loans																													$ 103,500,000
Interest Rate on New Term Loan Borrowings						1.25%
Soft call premium, percentage																																						1.00%